UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 95.3%
Consumer Discretionary 1.7%
Media
Focus Media Holding Ltd. (ADR)* (a)	226,700	6,735,257
Grupo Televisa SA (ADR)	292,100	6,569,329

		13,304,586
Financials 0.5%
Real Estate Investment Trust
DuPont Fabros Technology, Inc. (REIT) (a)	252,000	4,120,200

Industrials 1.9%
Commercial Services & Supplies 0.8%
Manpower, Inc.	122,400	5,875,200
Electrical Equipment 1.1%
First Solar, Inc.*	18,800	5,360,068
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	176,600	2,977,476

		8,337,544
Information Technology 91.2%
Communications Equipment 24.0%
Ciena Corp.* (a)	414,200	8,561,514
Cisco Systems, Inc.*	1,112,689	24,468,031
F5 Networks, Inc.* (a)	169,600	4,943,840
Foundry Networks, Inc.*	1,059,900	18,484,656
Harris Corp.	79,300	3,818,295
Infinera Corp.* (a)	193,700	2,181,062
Juniper Networks, Inc.*	918,600	23,911,158
NICE Systems Ltd. (ADR)*	270,600	7,998,936
Nokia Oyj (ADR)	450,100	12,296,732
Nortel Networks Corp.*	4,003	30,583
Polycom, Inc.*	994,400	23,467,840
QUALCOMM, Inc.	575,454	31,845,624
Research In Motion Ltd.*	128,800	15,819,216
Sonus Networks, Inc.* (a)	1,699,600	6,169,548

		183,997,035
Computers & Peripherals 15.1%
Apple, Inc.*	183,800	29,215,010
Asustek Computer, Inc.	1,716,496	4,502,007
Dell, Inc.*	318,800	7,832,916
EMC Corp.*	504,900	7,578,549
Hewlett-Packard Co.	405,800	18,179,840
International Business Machines Corp.	225,100	28,808,298
MediaTek, Inc.	379,255	3,908,833
SanDisk Corp.* (a)	150,600	2,123,460
Seagate Technology	290,300	4,345,791
Synaptics, Inc.* (a)	196,500	9,475,230

		115,969,934
Electronic Equipment & Instruments 1.3%
Hon Hai Precision Industry Co., Ltd.	2,033,360	9,808,923
Internet Software & Services 11.1%
Akamai Technologies, Inc.* (a)	190,775	4,452,689
eBay, Inc.*	555,400	13,979,418
Google, Inc. "A"*	88,500	41,926,875
SINA Corp.* (a)	94,000	4,251,620
Yahoo!, Inc.*	1,052,700	20,938,203

		85,548,805
IT Services 4.8%
Cognizant Technology Solutions Corp. "A"*	354,200	9,942,394
Fiserv, Inc.*	193,900	9,272,298
Global Payments, Inc.	188,600	8,353,094
MasterCard, Inc. "A" (a)	15,700	3,833,155
Visa, Inc. "A"*	70,100	5,121,506

		36,522,447
Semiconductors & Semiconductor Equipment 17.6%
Advanced Semiconductor Engineering, Inc.	6,885,297	5,917,807
Applied Materials, Inc.	198,300	3,434,556

ASML Holding NV (NY Registered Shares)	214,300	4,883,897
Atheros Communications* (a)	217,300	6,736,300
Broadcom Corp. "A"*	111,500	2,708,335
Cymer, Inc.* (a)	118,400	3,136,416
FormFactor, Inc.* (a)	150,000	2,610,000
Integrated Device Technology, Inc.*	368,800	3,695,376
Intel Corp.	1,877,900	41,670,601
Intersil Corp. "A"	244,300	5,894,959
KLA-Tencor Corp. (a)	147,200	5,533,248
MEMC Electronic Materials, Inc.*	60,200	2,781,842
Microchip Technology, Inc. (a)	384,000	12,261,120
Microsemi Corp.*	197,300	5,121,908
MKS Instruments, Inc.*	83,600	1,722,160
National Semiconductor Corp.	448,700	9,400,265
NVIDIA Corp.*	404,785	4,630,740
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	398,165	3,782,572
Texas Instruments, Inc.	207,200	5,051,536
Varian Semiconductor Equipment Associates, Inc.*	138,400	4,044,048

		135,017,686
Software 17.3%
Activision Blizzard, Inc.*	322,200	11,592,756
Adobe Systems, Inc.*	498,615	20,617,730
Citrix Systems, Inc.*	633,700	16,881,768
Electronic Arts, Inc.* (a)	211,100	9,115,298
Informatica Corp.*	389,600	6,307,624
McAfee, Inc.*	117,200	3,838,300
Microsoft Corp.	817,800	21,033,816
Nintendo Co., Ltd.	8,600	4,147,091
Oracle Corp.*	857,900	18,470,587
Salesforce.com, Inc.*	138,100	8,809,399
Symantec Corp.*	427,400	9,005,318
VanceInfo Technologies Inc. (ADR)*	342,600	3,086,826

		132,906,513

Total Common Stocks (Cost $663,350,012)		731,408,873
Warrants 0.0%
Axsun, Expiration Date 9/30/2011* (Cost $0)	425,937	1
Preferred Stocks 0.1%
Information Technology
Electronic Equipment & Instruments
Axsun "C"* (b)	642,674	433,876
Axsun "D"* (b)	130,698	71,613

Total Preferred Stocks (Cost $7,571,619)		505,489
Other Investments 1.2%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	3,954,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	308,800
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,728,500
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	399,600
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	582,300
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	64,400
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	25,400
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	462,600

Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	9,196
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	221,130
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	140,700

Total Other Investments (Cost $22,275,075)		8,897,126
Contracts		Value ($)

Put Options Purchased 0.1%
Synaptics, Inc., Expiration Date 8/16/2008, Strike Price $50.0 (Cost $756,348)	1,965	756,348
	Shares	Value ($)

Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $69,374,623)	69,374,623	69,374,623
Cash Equivalents 1.4%
Cash Management QP Trust, 2.42% (c) (Cost $10,700,952)	10,700,952	10,700,952
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $774,028,629) †	107.1	821,643,412
Other Assets and Liabilities, Net	(7.1)	(54,463,071)

Net Assets	100.0	767,180,341

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $783,393,826. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $38,249,586. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,592,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,342,603.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $66,741,736 which is 8.7% of net assets.

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date		Value ($)	Value as
		Acquisition		% of Net
		Cost ($)		Assets
Adams Capital Management III LP**	October 1997 to	4,491,717	3,954,500	0.51
	April 2008
Adams Capital Management LP**	August 2000 to	1,863,749	308,800	0.04
	November 2000
Alloy Ventures 2000 LP**	April 2000 to	4,869,304	2,728,500	0.36
	August 2007
Asset Management Association 1996 LP**	June 1996 to	1,321,056	399,600	0.05
	July 2000
Asset Management Association 1998 LP**	December 1998 to	2,816,280	582,300	0.08
	November 2001
Axsun "C"	December 2000	7,500,006	433,876	0.06
Axsun "D"	October 2006	71,614	71,613	0.01
Crosspoint Venture Partners 1993 LP**	April 1993 to
	November 1998	132,184	64,400	0.01
GeoCapital III LP**	December 1993 to
	December 1996	733,063	25,400	-
GeoCapital IV LP**	April 1996 to
	March 2000	1,660,603	462,600	0.06
Med Venture Associates II LP**	May 1996 to
	January 2002	939,974	9,196	-
Med Venture Associates III LP**	September 1998 to
	May 2006	1,182,929	221,130	0.03
Sevin Rosen Fund V**	April 1996 to
	June 2001	2,264,215	140,700	0.02
Total Restricted Securities		29,846,694	9,402,615	1.23

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008